UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Short Duration Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                                    Principal
                                                                                    Amount ($)            Value ($)
                                                                                    -------------------------------

Corporate Bonds 23.1%
Consumer Discretionary 1.9%
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                          1,596,000          1,787,079
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                                    1,081,000          1,078,979
                                                                                                        ------------
                                                                                                         2,866,058

Financials 15.4%
AIG SunAmerica Global Finance IX, 144A, 5.1%, 1/17/2007                                 625,000            629,498
American General Finance Corp., 2.75%, 6/15/2008                                      3,517,000          3,329,062
Citizens Property Insurance Corp., Series 1997-A,
144A, 6.85%, 8/25/2007                                                                1,515,000          1,576,364
Duke Capital LLC, 4.331%, 11/16/2006                                                    775,000            773,483
First Union National Bank, 7.125%, 10/15/2006                                           967,000            996,589
Ford Motor Credit Co.:
6.5%, 1/25/2007                                                                       1,195,000          1,207,502
6.875%, 2/1/2006                                                                      3,676,000          3,712,473
FPL Group Capital, Inc., 4.086%, 2/16/2007                                            1,690,000          1,681,650
General Motors Acceptance Corp., 6.75%, 1/15/2006                                     5,005,000          5,044,359
HSBC Finance Corp., 4.125%, 12/15/2008                                                  445,000            437,518
Mizuho JGB Investment, 144A, 9.87%, 12/31/2049                                          392,000            439,563
Mizuho Preferred Capital, 144A, 8.79%, 12/29/2049                                       392,000            428,296
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                       794,708            791,577
PNC Funding Corp.:
5.75%, 8/1/2006                                                                       1,076,000          1,087,325
6.875%, 7/15/2007                                                                       165,000            172,167
SLM Corp., Series A, 3.789%*, 7/27/2009                                                 660,000            659,759
TIAA Global Markets, 144A, 4.125%, 11/15/2007                                         1,067,000          1,058,349
                                                                                                        ------------
                                                                                                        24,025,534
Industrials 0.3%
BAE System 2001 Asset Trust, "B", Series 2001,
144A, 7.156%, 12/15/2011                                                                441,258            466,945
                                                                                                        ------------
Telecommunication Services 1.6%
ALLTEL Corp., 4.656%, 5/17/2007                                                         225,000            225,714
SBC Communications, Inc., 4.125%, 9/15/2009                                           1,600,000          1,566,093
Tele-Communications, Inc., 7.25%, 8/1/2005                                              709,000            709,000
                                                                                                        ------------
                                                                                                         2,500,807
Utilities 3.9%
Ameren Corp., 4.263%, 5/15/2007                                                         370,000            368,251
Centerior Energy Corp., Series B, 7.13%, 7/1/2007                                       180,000            188,231
Cinergy Global Resources, Inc., 144A, 6.2%, 11/3/2008                                   650,000            678,436
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007                                635,000            647,345
Northeast Utilities, Series B, 3.3%, 6/1/2008                                           885,000            848,463
Progress Energy, Inc., 6.75%, 3/1/2006                                                1,130,000          1,145,127
PSI Energy, Inc., 7.85%, 10/15/2007                                                     810,000            863,177
Public Service Co. of New Mexico, 4.4%, 9/15/2008                                       650,000            643,381
Xcel Energy, Inc., 3.4%, 7/1/2008                                                       725,000            700,397
                                                                                                        ------------
                                                                                                         6,082,808

Total Corporate Bonds (Cost $36,452,061)                                                                35,942,152
                                                                                                        ------------
Foreign Bonds - US$ Denominated 3.8%
Financials 1.9%
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                            1,305,000          1,288,001
Pemex Finance Ltd., "A1", Series 2000-1, 9.03%, 2/15/2011                               615,000            683,474
Royal Bank of Scotland Group PLC, Series 3, 7.816%, 11/29/2049                          995,000          1,009,884
                                                                                                        ------------
                                                                                                         2,981,359

Industrials 0.9%
Tyco International Group SA:
6.375%, 2/15/2006                                                                       814,000            823,095
6.75%, 2/15/2011                                                                        550,000            602,096
                                                                                                        ------------
                                                                                                         1,425,191
Telecommunication Services 1.0%
Telecom Italia Capital, 144A, 4.0%, 1/15/2010                                           918,000            885,801
Telefonos de Mexico SA de CV, 144A, 4.75%, 1/27/2010                                    665,000            656,031
                                                                                                        ------------
                                                                                                         1,541,832

Total Foreign Bonds - US$ Denominated (Cost $5,972,865)                                                  5,948,382
                                                                                                        ------------
Asset Backed 13.9%
Automobile Receivables 6.2%
AmeriCredit Automobile Receivables Trust, "A4",
Series 2001-B, 5.37%, 6/12/2008                                                         323,824            324,644
Credit Acceptance Auto Dealer Loan Trust, "A",
Series 2004-1, 144A, 2.53%, 8/17/2009                                                   705,045            704,484
Drive Auto Receivables Trust:
"A2", Series 2004-1, 144A, 2.53%, 5/15/2007                                             559,483            558,235
"A3", Series 2004-1, 144A, 3.5%, 8/15/2008                                            1,045,000          1,035,981
GS Auto Loan Trust, "A4", Series 2003-1, 2.716%, 6/15/2010                              500,000            491,632
Honda Auto Receivables Owner Trust, "A3",
Series 2003-3, 2.14%, 4/23/2007                                                       1,233,900          1,226,069
Household Automotive Trust, "A4A", Series 2002-3, 3.44%, 5/18/2009                    1,100,000          1,093,071
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009                                                  989,329            981,405
"A4", Series 2002-3, 3.57%, 8/17/2009                                                 1,091,258          1,088,436
"B", Series 2002-2, 4.67%, 3/15/2010                                                    322,936            320,914
"A4", Series 2001-4, 4.92%, 8/15/2007                                                   123,927            124,082
"B", Series 2002-1, 5.37%, 1/15/2010                                                    292,176            291,986
Ryder Vehicle Lease Trust, "A5", Series 1999-A, 7.13%, 10/16/2006                       101,360            101,779
Volkswagen Auto Loan Enhanced Trust, "A3, Series 2003-1,
1.49%, 5/21/2007                                                                        627,686            622,691
Whole Auto Loan Trust, "A3A", Series 2003-1, 1.84%, 10/15/2006                          662,567            660,834
                                                                                                        ------------
                                                                                                         9,626,243

Home Equity Loans 7.7%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015                       91,415             94,085
Argent NIM Trust, "A", Series 2004-WN2, 144A, 4.55%, 4/25/2034                           82,342             82,309
Centex Home Equity:
"A6", Series 2000-C, 7.54%, 10/25/2030                                                  479,993            480,083
"A6", Series 2000-B, 7.97%, 7/25/2031                                                   810,494            808,781
Chase Funding, "NOTE", Series 2004-1A, 144A, 3.75%, 3/27/2035                            59,918             59,835
Countrywide Asset-Backed Certificates, "NOTE",
Series 2003-BC3N, 144A, 8.0%, 9/25/2033                                                  94,621             95,094
First Franklin Mortgage Loan NIM:
"N1", Series 2005-FF1N, 144A, 3.9%, 12/25/2034                                        1,012,232          1,012,232
"N1", Series 2004-FFH4, 144A, 4.212%, 1/21/2035                                         718,331            718,331
"A", Series 2005-FFH2, 144A, 4.75%, 4/27/2035                                           705,665            705,370
Green Tree Home Improvement Loan Trust, "HIBN1",
Series 1998-E, 7.79%, 2/15/2015                                                         160,516            162,046
Meritage Asset Holdings NIM, "N1", Series 2005-1,
144A, 4.581%, 5/25/2035                                                                 706,492            705,644
Merrill Lynch Mortgage Investors, Inc., "N1",
Series 2005-NC1N, 144A, 5.0%, 10/25/2035                                              1,037,113          1,039,382
Renaissance Home Equity Loan Trust, "AF3",
Series 2005-2, 4.499%, 8/25/2035                                                      1,088,000          1,079,555
Renaissance NIM Trust:
"A", Series 2004-A, 144A, 4.45%, 6/25/2034                                              234,271            234,052
"NOTE", Series 2004-C, 144A, 4.458%, 12/25/2034                                         570,671            570,849
Residential Asset Mortgage Products, Inc.:
"A3", Series 2003-RZ5, 3.8%, 7/25/2030                                                1,260,000          1,254,122
"AI2", Series 2004-RS7, 4.0%, 9/25/2025                                                 815,000            810,152
"AI3", Series 2004-RS4, 4.003%, 1/25/2030                                             1,300,000          1,293,942
Southern Pacific Secured Assets Corp., "A8",
Series 1998-2, 6.37%, 7/25/2029                                                         825,839            823,911
                                                                                                        ------------
                                                                                                        12,029,775

Total Asset Backed (Cost $21,829,368)                                                                   21,656,018
                                                                                                        ------------
US Government Agency Sponsored Pass-Throughs 1.7%
Federal Home Loan Mortgage Corp.:
5.5% with various maturities from 1/1/2008 until 3/1/2010                               448,066            455,181
6.0% with various maturities from 10/1/2008 until 11/1/2009                             141,174            143,443
7.0%, 3/1/2013                                                                          271,519            283,769
Federal National Mortgage Association:
6.0% with various maturities from 6/1/2009 until 1/1/2024                             1,671,747          1,713,559
8.0%, 4/1/2007                                                                           43,362             44,230
8.5%, 10/1/2010                                                                          56,485             57,687
                                                                                                        ------------
Total US Government Agency Sponsored Pass-Throughs (Cost $2,742,625)                                     2,697,869

Commercial and Non-Agency Mortgage-Backed Securities 18.9%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033                        1,068,736          1,067,182
Banc of America Commercial  Mortgage, Inc.,
"A1A", Series 2000-1, 7.109%, 11/15/2031                                              2,368,335          2,463,300
Bank of America Mortgage Securities, "2A6",
Series 2004-G, 4.657%*, 8/25/2034                                                     1,900,000          1,906,182
Cendant Mortgage Corp., "A6", Series 2003-1, 5.5%, 2/25/2033                            421,738            421,167
Chase Mortgage Finance Corp., "2A1",
Series 2004-S3, 5.25%, 3/25/2034                                                        772,985            775,458
Citicorp Mortgage Securities, Inc., "1A1",
Series 2003-5, 5.5%, 4/25/2033                                                          753,873            757,114
Citigroup Mortgage Loan Trust, Inc., "1CB2",
Series 2004-NCM2, 6.75%, 8/25/2034                                                    1,188,368          1,231,447
Countrywide Alternative Loan Trust:
"3A1", Series 2004-J2, 3.5%, 4/25/2034                                                  420,265            419,243
"A2", Series 2003-6T2, 5.0%, 6/25/2033                                                  918,205            917,835
"1A1", Series 2004-J1, 6.0%, 2/25/2034                                                  271,486            273,929
"A4", Series 2002-11, 6.25%, 10/25/2032                                                 870,507            878,531
Countrywide Home Loans:
"1A7", Series 2003-1, 4.5%, 3/25/2033                                                    43,864             43,785
"A15", Series 2002-34, 4.75%, 1/25/2033                                               1,158,294          1,151,044
"A2", Series 2004-19, 5.25%, 10/25/2034                                               1,000,000          1,003,413
"2A17", Series 2004-13, 5.75%, 8/25/2034                                              2,008,634          2,022,399
CS First Boston Mortgage Securities Corp., "4A1",
Series 2003-17, 5.5%, 6/25/2033                                                       1,029,649          1,034,130
DLJ Commercial Mortgage Corp., "A1A",
Series 1999-CG2, 6.88%, 7/10/2008                                                       608,826            624,834
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2,
144A, 6.82%, 10/15/2030                                                                 643,822            666,711
GMAC Commercial Mortgage Securities, Inc., "C",
Series 1998-C1, 6.806%, 4/15/2008                                                       375,000            395,482
GS Mortgage Securities Corp. II, "A1",
Series 1998-C1, 6.06%, 10/18/2030                                                       151,104            151,221
JPMorgan Commercial Mortgage Finance Corp.:
"A3", Series 1997-C5, 7.088%, 9/15/2029                                                 128,981            133,337
"C", Series 1997-C5, 7.238%, 9/15/2029                                                1,625,000          1,742,029
Mortgage Capital Funding, Inc., "A3",
Series 1997-MC1, 7.288%, 7/20/2027                                                      782,964            803,612
Nationslink Funding Corp., "B", Series 1998-2, 6.795%, 8/20/2030                      1,115,000          1,179,623
Prudential Home Mortgage Securities, "A18",
Series 1992-27, 7.5%, 10/25/2007                                                          8,563              8,539
Residential Asset Securitization Trust:
"A1", Series 2003-A11, 4.25%, 11/25/2033                                                552,357            551,155
"2A1", Series 2003-A15, 5.25%, 2/25/2034                                              1,125,868          1,128,823
Structured Asset Securities Corp., "2A1",
Series 2002-6, 6.25%, 4/25/2017                                                          76,854             76,668
Washington Mutual:
"A6", Series 2004-AR4, 3.808%, 6/25/2034                                              1,890,000          1,833,649
"A6", Series 2003-AR10, 4.073%, 10/25/2033                                            1,320,000          1,299,206
"2A1", Series 2002-S8, 4.5%, 1/25/2018                                                1,010,901          1,007,346
"4A1", Series 2002-S7, 4.5%, 11/25/2032                                                   2,435              2,428
Wells Fargo Mortgage Backed Securities Trust:
"2A4", Series 2005-AR10, 4.111%*, 6/25/2035                                             774,371            762,726
"1A22", Series 2003-3, 5.0%, 4/25/2033                                                  775,333            772,400
                                                                                                        ------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $29,867,365)                           29,505,948

Collateralized Mortgage Obligations 13.3%
Fannie Mae Whole Loan:
"3A2B', Series 2003-W10, 3.056%, 7/25/2037                                              333,944            331,519
"A2", Series 2004-W3, 3.75%, 5/25/2034                                                1,250,000          1,235,585
"2A3", Series 2003-W15, 4.71%, 8/25/2043                                                789,960            788,774
"1A3", Series 2003-W19, 4.783%, 11/25/2033                                              754,582            752,228
"5A", Series 2004-W2, 7.5%, 3/25/2044                                                 1,344,013          1,423,692
Federal Home Loan Mortgage Corp.:
"MH", Series 2660, 3.5%, 5/15/2018                                                      625,846            622,043
"MB", Series 2691, 4.0%, 4/15/2022                                                      921,000            910,063
"XG", Series 2737, 4.0%, 11/15/2022                                                     380,000            374,717
"PB", Series 2727, 4.25%, 4/15/2023                                                   1,055,000          1,046,677
"PN", Series 2544, 4.5%, 3/15/2026                                                    1,225,000          1,223,583
"HG", Series 2543, 4.75%, 9/15/2028                                                     282,886            283,340
"K", Series 1364, 5.0%, 9/15/2007                                                       407,169            407,391
"WJ", Series 2557, 5.0%, 7/15/2014                                                    1,170,000          1,178,926
"A", Series 2393, 5.5%, 4/15/2030                                                        44,205             44,187
"UH", Series 2497, 5.5%, 5/15/2015                                                      121,471            121,488
"N", Series 2141, 5.55%, 11/15/2027                                                   1,084,504          1,092,722
"PE", Series 2123, 6.0%, 12/15/2027                                                     268,853            272,094
"QE", Series 2113, 6.0%, 11/15/2027                                                     498,262            504,354
"I", Series 128, 6.5%, 2/15/2021                                                          5,281              5,272
"LA", Series 1343, 8.0%, 8/15/2022                                                      435,579            450,163
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044                                                   37,412             37,311
"GU", Series 2003-63, 4.0%, 7/25/2033                                                   751,746            741,613
"PH", Series 1993-199, 4.0%, 10/25/2023                                                 114,999            113,072
"QG", Series 2003-17, 4.0%, 5/25/2019                                                   551,271            550,438
"AY", Series 2004-45, 4.5%, 12/25/2018                                                  877,116            875,144
"PC", Series 2003-33, 4.5%, 3/25/2027                                                 1,661,774          1,658,168
"LA", Series 2002-50, 5.0%, 12/25/2029                                                  444,918            444,866
"OC", Series 2002-73, 5.0%, 4/25/2014                                                   765,000            769,735
"PC", Series 1997-81, 5.0%, 4/18/2027                                                    31,150             31,136
"A", Series 2001-M1, 5.844%, 8/25/2010                                                  315,927            322,906
"A", Series 2002-35, 6.0%, 12/25/2030                                                   104,784            104,829
"A2", Series 1998-M6, 6.32%, 8/15/2008                                                  929,251            966,870
"C", Series 1997-M5, 6.74%, 8/25/2007                                                   865,000            897,880
"TP", Series 2002-65, 7.0%, 3/25/2031                                                    55,324             56,103
                                                                                                        ------------
Total Collateralized Mortgage Obligations (Cost $21,173,254)                                            20,638,889

Municipal Bonds and Notes 6.4%
Bexar County, TX, Housing Finance Corp., Multi-Family Housing
Revenue, Doral Club & Sutton House Apartment, Series B,
6.0%, 10/1/2005  (b)                                                                    245,000            245,441
California, Statewide Communities Development Authority Revenue,
Taxable-Butte County Workers Notes, 3.59%, 5/1/2008 (b)                               1,508,000          1,479,484
Harris County, TX, Housing Finance Corp., Single Family Mortgage
Revenue, Series A, 7.75%, 9/1/2014                                                       60,000             60,169
Hazelwood, MO, Industrial Development Authority, Multi-Family
Housing Revenue, Lakes Apartments, Series B, 7.3%, 3/20/2006                            110,000            110,840
Hudson County, NJ, General Obligation, 2.5%, 3/15/2006  (b)                             380,000            376,078
Los Angeles County, CA, Pension Obligation, Series D, 6.92%, 6/30/2007  (b)             500,000            523,845
Mount Laurel Township, NJ, Municipal Utilities Authority
System Revenue, Series B:
2.35%, 7/1/2006 (b)                                                                     840,000            825,964
2.85%, 7/1/2007 (b)                                                                     865,000            840,494
Oklahoma City, OK, Apartment Trust, FAA Registry Building,
8.7%, 10/1/2005                                                                         540,000            544,606
Philadelphia, PA, Authority For Industrial Development Pension Funding,
Retirement System, Series A, 5.64%, 4/15/2006  (b)                                    1,237,000          1,248,937
Sedgwick & Shawnee County, KS, Single Family Revenue,
Series B, 8.375%, 6/1/2018                                                               20,000             20,351
Toms River, NJ, School District, Refunding Taxable Regional Schools:
3.286%, 7/15/2007  (b)                                                                  620,000            607,117
3.584%, 7/15/2008  (b)                                                                  630,000            614,275
Unicoi County, TN, Health Education & Housing Facilities Board,
First Mortgage Revenue, Erwin Health, Series B, 6.7%, 9/20/2005                          10,000             10,034
Washington, Economic Development Finance Authority, Economic
Development Revenue, CSC Tacoma LLC Project, Series A, 2.0%, 10/1/2006  (b)           2,405,000          2,342,230
Willoughby, OH, Multi-Family Housing Mortgage Revenue,
Oak Hill, Series B, 5.5%, 9/20/2007                                                      95,000             95,746
                                                                                                        ------------
Total Municipal Bonds and Notes (Cost $10,122,374)                                                       9,945,611

Government National Mortgage Association 1.2%
Government National Mortgage Association, 6.5%, 8/20/2034
(Cost $1,955,029)                                                                     1,858,061          1,933,484
                                                                                                        ------------
US Government Backed 13.8%
US Treasury Note:
3.0%, 12/31/2006                                                                        530,000            522,878
3.375%, 2/15/2008                                                                     2,580,000          2,538,176
3.625%, 7/15/2009  (d)                                                               18,826,000         18,480,373
                                                                                                        ------------
Total US Government Backed (Cost $21,815,344)                                                           21,541,427

                                                                                         Shares           Value ($)
                                                                                         ------           ---------

Securities Lending Collateral 6.7%
Scudder Daily Assets Fund Institutional, 3.34% (c)(e)
(Cost $10,350,000)                                                                   10,350,000         10,350,000
                                                                                                        ------------
Cash Equivalents 3.6%
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $5,623,919)                                                                     5,623,919          5,623,919
                                                                                                        ------------

                                                                                           % of
                                                                                       Net Assets        Value ($)
                                                                                       ----------        ---------

Total Investment Portfolio  (Cost $167,904,204)                                           106.4         165,783,699
Other Assets and Liabilities, Net                                                          -6.4         -10,009,272
                                                                                                        ------------
Net Assets                                                                                100.0         155,774,427
                                                                                                        ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Bond is insured by one of these companies:
                                                           As a % of Total
Insurance Coverage                                      Investment Portfolio
----------------------------------------------------------------------------
Ambac Financial Group                                                   0.9
----------------------------------------------------------------------------
Federal Security Assurance Inc.                                         0.7
----------------------------------------------------------------------------
MBIA Corporation                                                        3.9
----------------------------------------------------------------------------

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $10,099,156, which is 6.5% of net assets.

(e) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Duration Fund, a series of
                                    Scudder MG Investments Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Short Duration Fund, a series of
                                    Scudder MG Investments Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005